Investments and Derivative Instruments (Net Realized Capital Gains (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net realized capital gains (losses)
Gross gains on sales	$ 478		$ 400		$ 482
Gross losses on sales	(278)		(200)		(336)
Net OTTI losses recognized in earnings	(255)	[1]	(125)	[1]	(336)	[1]
Valuation allowances on mortgage loans	4		25		(108)
Japanese fixed annuity contract hedges, net	(36)	[2]	3	[2]	27	[2]
Periodic net coupon settlements on credit derivatives/Japan	(8)		0		(3)
Results of variable annuity hedge program	179		(613)		(356)
Total results of variable annuity hedge program	(966)		26		(357)
GMIB/GMAB/GMWB reinsurance	1,233		(326)		(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)		375		292
Other, net	248	[3]	(255)	[3]	195	[3]
Net realized capital (losses)	(1,481)		(77)		(913)
U.S. [Member] | GMWB derivatives, net [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	519		(397)		89
U.S. [Member] | Macro Hedge Program [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	(340)		(216)		(445)
International [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	$ (1,145)		$ 639		$ (1)

[1]	Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.
[2]	Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).
[3]	Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.